Schedule of Investments	Harrison Street Infrastructure Active ETF

March 31, 2026 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 2.1%
Cellnex Telecom S.A. - 144A	72,873	$2,335,705

Energy - 14.5%
Cheniere Energy, Inc.	11,842	3,360,286
Targa Resources Corp.	17,850	4,475,530
TC Energy Corp.	60,690	3,800,378
Williams Cos, Inc.	65,110	4,738,706
		16,374,900

Industrials - 27.8%
Aena SME S.A. - 144A	120,020	3,540,265
Canadian National Railway Co.	34,340	3,534,470
CSX Corp.	81,050	3,327,103
East Japan Railway Co.	103,700	2,368,624
Ferrovial SE	45,687	2,926,582
Grupo Aeroportuario del Pacifico SAB de CV - Class B	50,550	1,245,008
Grupo Aeroportuario del Sureste SAB de CV - Class B	46,070	1,553,574
International Container Terminal Services, Inc.	247,980	2,808,399
Transurban Group	358,360	3,463,979
Union Pacific Corp.	19,380	4,701,976
Vinci S.A.	12,609	1,870,587
		31,340,567
Real Estate - 2.8%
American Tower Corp.	17,910	3,090,908

Utilities - 51.1%
Ameren Corp.	23,211	2,551,353
American Electric Power Co., Inc.	26,690	3,498,525
Atmos Energy Corp.	26,860	4,961,579
CenterPoint Energy, Inc.	114,580	4,945,273
Compania Paranaense de Energia - Copel	406,200	1,210,009
Consolidated Edison, Inc.	23,127	2,617,514
Elia Group S.A./NV - Class B(a)	20,237	3,082,925
Entergy Corp.	35,870	4,030,353
Exelon Corp.	30,616	1,500,796
FirstEnergy Corp.	11,097	562,174
Italgas SpA	249,168	2,888,648
Kansai Electric Power Co., Inc.	66,470	1,082,459
National Grid PLC	341,477	5,737,873
NextEra Energy, Inc.	51,850	4,815,828
Osaka Gas Co. Ltd.	21,408	860,745
Pennon Group PLC	207,570	1,454,747
PG&E Corp.	207,369	3,643,473
Sempra	37,110	3,605,979
Xcel Energy, Inc.	57,507	4,568,356
		57,618,609

TOTAL COMMON STOCKS (Cost $109,608,166)		110,760,689

The accompanying notes are an integral part of these consolidated financial statements.

Schedule of Investments (continued)	Harrison Street Infrastructure Active ETF

March 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 0.8%	Principal		Value
Time Deposits – 0.8%
Citibank, London, 0.85%, 04/01/2026	EUR	812	$935
JPMorgan Chase, New York, 2.98%, 04/01/2026	USD	934,932	934,932
Royal Bank of Canada, Toronto, 1.08%, 04/01/2026	CAD	23,566	16,886
Sumitomo Mitsui Banking Corp., Tokyo, 0.20%, 04/01/2026	JPY	285	2
TOTAL SHORT-TERM INVESTMENTS (Cost $952,755)			952,755

TOTAL INVESTMENTS - 99.1% (Cost $110,560,921)			111,713,444
Other Assets in Excess of Liabilities - 0.9%			956,789
TOTAL NET ASSETS - 100.0%			$112,670,233

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

144A - Securities exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Non-income producing security.

The accompanying notes are an integral part of these consolidated financial statements.

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